American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income Fund
May 31, 2022

Avantis Core Municipal Fixed Income Fund - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.6%
Alabama — 2.0%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	10,000	10,677
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/26, Prerefunded at 100% of Par(1)	10,000	11,162
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	25,000	27,282
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	100,000	116,406
State of Alabama GO, 5.00%, 8/1/27	60,000	66,747
		232,274
Arizona — 2.4%
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	16,077
Pima County Sewer System Rev., 5.00%, 7/1/25	20,000	21,705
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	65,000	73,914
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	55,000	62,513
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	30,000	34,576
State of Arizona COP, 5.00%, 10/1/25(1)	10,000	10,955
State of Arizona COP, 5.00%, 10/1/27(1)	40,000	45,690
State of Arizona Lottery Rev., 5.00%, 7/1/27(1)	10,000	11,348
		276,778
California — 15.4%
California Infrastructure & Economic Development Bank Rev., 5.00%, 10/1/28	30,000	33,656
California State Public Works Board Rev., 5.00%, 11/1/29	15,000	15,642
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	25,000	27,082
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	50,000	53,913
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/28	30,000	32,242
California State University Rev., 5.00%, 11/1/26	10,000	10,949
California State University Rev., 4.00%, 11/1/34	50,000	51,833
California State University Rev., 5.00%, 11/1/37	25,000	27,038
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	10,000	10,811
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	20,000	22,324
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	40,000	42,050
Los Angeles Department of Airports Rev., 5.00%, 5/15/31	95,000	109,715
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	95,000	108,128
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/28	105,000	120,800
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/28	20,000	21,426
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	15,000	15,976
Los Angeles Unified School District GO, 5.00%, 7/1/29	25,000	28,196
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	40,000	43,980
Port of Los Angeles Rev., 5.00%, 8/1/26	25,000	27,730
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	25,000	27,526
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	25,000	29,068
San Diego Unified School District GO, 5.00%, 7/1/29	20,000	22,084
San Diego Unified School District GO, 4.00%, 7/1/32	40,000	41,804
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	15,000	11,676
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	10,000	11,201
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/37	10,000	11,175
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/29	50,000	55,499
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	15,000	16,598
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/34	10,000	11,094
Southern California Public Power Authority Rev., 5.00%, 7/1/30	10,000	10,455
State of California GO, 5.00%, 9/1/26	20,000	22,341

State of California GO, 5.00%, 11/1/27	40,000	45,644
State of California GO, 5.00%, 8/1/29	30,000	33,155
State of California GO, 5.00%, 8/1/30	40,000	45,803
State of California GO, 5.25%, 8/1/32 (AGM)	10,000	12,214
State of California GO, 4.00%, 9/1/33	70,000	73,315
State of California GO, 5.00%, 9/1/35	40,000	44,045
State of California GO, 3.00%, 10/1/35	165,000	160,960
State of California GO, 3.00%, 10/1/37	40,000	38,762
State of California Department of Water Resources Rev., 5.00%, 12/1/26, Prerefunded at 100% of Par(1)	25,000	28,154
State of California Department of Water Resources Rev., 5.00%, 12/1/29	25,000	27,883
State of California Department of Water Resources Rev., 5.00%, 12/1/34	25,000	29,254
University of California Rev., 5.00%, 5/15/27	40,000	43,273
University of California Rev., 5.00%, 5/15/32	50,000	55,746
University of California Rev., 5.00%, 5/15/32	25,000	28,411
University of California Rev., 5.00%, 5/15/36	50,000	55,303
		1,795,934
Colorado — 1.0%
City & County of Denver GO, 5.00%, 8/1/27	25,000	28,384
City & County of Denver Airport System Rev., 4.00%, 11/15/31	25,000	25,096
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	20,000	23,159
State of Colorado COP, 5.00%, 12/15/29	25,000	28,732
State of Colorado COP, 4.00%, 12/15/37	10,000	10,368
		115,739
Connecticut — 1.9%
State of Connecticut GO, 5.00%, 11/15/26	60,000	65,333
State of Connecticut GO, 5.00%, 6/15/28	25,000	28,544
State of Connecticut GO, 5.00%, 1/15/31	25,000	28,835
State of Connecticut, Special Tax Rev., 5.00%, 8/1/26	20,000	21,722
State of Connecticut, Special Tax Rev., 5.00%, 9/1/27	20,000	21,166
State of Connecticut, Special Tax Rev., 5.00%, 1/1/28	40,000	45,405
State of Connecticut, Special Tax Rev., 5.00%, 1/1/31	10,000	11,183
		222,188
District of Columbia — 1.8%
District of Columbia GO, 5.00%, 10/15/27	10,000	11,397
District of Columbia GO, 5.00%, 6/1/31	25,000	26,447
District of Columbia GO, 5.00%, 6/1/33	35,000	37,005
District of Columbia GO, 5.00%, 10/15/34	50,000	57,337
District of Columbia GO, 5.00%, 10/15/36	30,000	34,328
District of Columbia GO, 4.00%, 6/1/37	5,000	5,203
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	35,000	37,739
		209,456
Florida — 6.9%
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	17,331
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	10,000	10,989
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	5,000	5,156
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	70,000	71,378
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	15,000	15,281
Florida Department of Management Services COP, 5.00%, 11/1/28	50,000	57,385
Florida Municipal Power Agency Rev., 5.00%, 10/1/27	90,000	99,611
Hillsborough County School Board COP, 5.00%, 7/1/26	45,000	48,585
Hillsborough County School Board COP, 5.00%, 7/1/29	30,000	33,804
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	50,000	54,395
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	10,000	10,575
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	75,000	79,220
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/30	20,000	21,561

Orange County School Board COP, 5.00%, 8/1/34	60,000	65,825
Palm Beach County School District COP, 5.00%, 8/1/28	35,000	39,570
Palm Beach County School District COP, 5.00%, 8/1/29	15,000	16,961
School Board of Miami-Dade County COP, 5.00%, 5/1/26	70,000	75,273
School District of Broward County COP, 5.00%, 7/1/25	75,000	81,395
		804,295
Georgia — 1.1%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/31	25,000	26,739
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/29	10,000	11,629
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	10,000	9,967
State of Georgia GO, 5.00%, 7/1/28	65,000	75,300
		123,635
Hawaii — 2.6%
City & County of Honolulu GO, 5.00%, 3/1/25	30,000	32,400
City & County of Honolulu GO, 5.00%, 3/1/28	80,000	91,670
City & County of Honolulu GO, 5.00%, 9/1/29	65,000	74,586
State of Hawaii GO, 5.00%, 1/1/28	35,000	40,004
State of Hawaii GO, 5.00%, 10/1/28	25,000	27,789
State of Hawaii GO, 5.00%, 10/1/30	30,000	33,705
		300,154
Idaho — 0.2%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/26	20,000	22,131
Illinois — 5.2%
Chicago Midway International Airport Rev., 5.00%, 1/1/41	35,000	36,762
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	50,000	53,436
Chicago O'Hare International Airport Rev., 5.00%, 1/1/31	20,000	21,112
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	15,000	15,977
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	25,000	26,877
Cook County GO, 5.00%, 11/15/31	20,000	21,824
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	75,000	75,529
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	15,000	17,459
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	30,000	34,919
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	40,000	42,589
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/29	95,000	105,944
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/30	25,000	27,846
State of Illinois GO, 4.00%, 10/1/32	10,000	9,939
State of Illinois GO, 5.00%, 3/1/34	35,000	37,241
State of Illinois GO, 4.25%, 12/1/37	35,000	34,760
State of Illinois GO, 4.00%, 11/1/38	25,000	23,993
State of Illinois Rev., 5.00%, 6/15/26	20,000	20,494
		606,701
Indiana — 1.3%
Indiana Finance Authority Rev., (Indiana Department of Transportation), 5.00%, 6/1/28	105,000	117,192
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/37	10,000	11,421
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/37	10,000	10,847
Indiana Municipal Power Agency Rev., 5.00%, 1/1/35	10,000	10,818
		150,278
Kansas — 0.7%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/26	50,000	54,388
State of Kansas Department of Transportation Rev., 5.00%, 9/1/27	25,000	27,177
		81,565
Kentucky — 0.8%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/26	90,000	98,974
Louisiana — 0.8%
State of Louisiana GO, 5.00%, 8/1/27	50,000	55,334

State of Louisiana GO, 5.00%, 8/1/28	35,000	38,660
		93,994
Maryland — 1.9%
State of Maryland GO, 5.00%, 3/15/25	15,000	16,236
State of Maryland GO, 5.00%, 3/15/27	10,000	11,315
State of Maryland GO, 5.00%, 3/15/29	15,000	17,552
State of Maryland GO, 5.00%, 3/15/30	45,000	51,398
State of Maryland GO, 5.00%, 3/15/31	15,000	16,736
State of Maryland GO, 5.00%, 3/15/31	95,000	110,231
		223,468
Massachusetts — 4.6%
Massachusetts GO, 5.00%, 7/1/27	25,000	28,371
Massachusetts GO, 5.00%, 11/1/27	35,000	39,938
Massachusetts GO, 5.00%, 3/1/28	20,000	22,941
Massachusetts GO, 5.00%, 1/1/30	35,000	40,411
Massachusetts GO, 5.00%, 9/1/30	30,000	34,977
Massachusetts GO, 5.00%, 1/1/31	60,000	68,963
Massachusetts GO, 3.00%, 7/1/35	15,000	14,221
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/28	110,000	126,687
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/29	45,000	52,644
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	40,000	42,997
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/27	30,000	33,481
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/31	25,000	28,490
		534,121
Michigan — 1.0%
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/29	45,000	51,758
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/30	40,000	43,491
Michigan State Building Authority Rev., 5.00%, 4/15/30	20,000	21,551
		116,800
Minnesota — 0.9%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/26	55,000	59,870
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	15,000	16,603
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	27,396
		103,869
Mississippi — 1.0%
State of Mississippi GO, 5.00%, 10/1/27	75,000	85,385
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	25,000	28,489
		113,874
Nevada — 2.5%
Clark County School District GO, 5.00%, 6/15/25	65,000	70,570
Clark County School District GO, 5.00%, 6/15/27	25,000	27,198
State of Nevada GO, 5.00%, 4/1/27	20,000	21,567
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	15,000	16,625
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	35,000	38,678
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	70,000	77,130
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	35,000	39,223
		290,991
New Jersey — 3.6%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	75,000	78,149
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	70,000	72,831
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	15,000	15,110
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/41	20,000	21,100
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	60,000	63,357
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	45,000	49,947

New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	20,000	21,899
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	10,000	10,936
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	20,000	19,233
State of New Jersey GO, 5.00%, 6/1/27	30,000	32,142
State of New Jersey GO, 5.00%, 6/1/28	35,000	39,543
		424,247
New Mexico — 0.3%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	25,000	29,831
New York — 13.6%
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/24	20,000	21,046
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	15,000	16,708
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	15,000	16,528
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	105,000	113,578
Long Island Power Authority Rev., 5.00%, 9/1/29	20,000	22,875
Metropolitan Transportation Authority Rev., (Dedicated Tax Fund), 5.25%, 11/15/27	25,000	27,653
Metropolitan Transportation Authority Rev., (Dedicated Tax Fund), 5.25%, 11/15/29	50,000	54,844
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	15,000	16,312
Nassau County GO, 5.00%, 10/1/27	95,000	106,630
New York City GO, 5.00%, 8/1/26	15,000	16,701
New York City GO, 5.00%, 8/1/27	60,000	67,966
New York City GO, 5.00%, 12/1/33	25,000	27,431
New York City GO, 4.00%, 3/1/42	20,000	20,743
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/30	50,000	56,080
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	25,000	25,852
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.)), 5.00%, 11/15/40	25,000	26,903
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	28,524
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	20,000	22,827
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	60,000	70,977
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	20,000	21,119
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	15,000	16,762
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/26	50,000	55,121
New York State Thruway Authority Rev., 5.00%, 1/1/23	25,000	25,517
New York State Thruway Authority Rev., 5.00%, 1/1/32	10,000	10,604
New York State Thruway Authority Rev., 3.50%, 1/1/37	25,000	24,668
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	35,000	38,735
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	50,000	55,335
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	15,000	16,820
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	30,000	34,606
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	35,000	36,535
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	10,000	10,416
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	45,000	49,742
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	30,000	33,235
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/34	15,000	16,193
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	65,000	67,896
Port Authority of New York & New Jersey Rev., 4.00%, 9/1/37	20,000	20,819
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,029
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	15,000	16,459
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	45,000	52,793
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	40,000	47,459
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	15,000	16,398
Utility Debt Securitization Authority Rev., 5.00%, 6/15/25	15,000	15,511
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	25,000	26,227
Utility Debt Securitization Authority Rev., 5.00%, 12/15/26	10,000	10,746
Utility Debt Securitization Authority Rev., 5.00%, 12/15/35	50,000	54,362

Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	35,000	38,153
		1,582,438
North Carolina — 1.1%
State of North Carolina Rev., 5.00%, 3/1/27	15,000	16,069
State of North Carolina Rev., 5.00%, 3/1/27	20,000	22,409
State of North Carolina Rev., 5.00%, 3/1/29	45,000	51,925
State of North Carolina Rev., 5.00%, 3/1/33	30,000	34,124
		124,527
Ohio — 1.6%
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/29	30,000	35,144
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	15,000	17,443
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/33	15,000	17,571
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	20,000	22,967
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	30,000	34,588
State of Ohio Rev., 5.00%, 12/15/23	30,000	31,478
State of Ohio Rev., 5.00%, 12/15/25	20,000	21,966
		181,157
Oklahoma — 1.2%
Tulsa Public Facilities Authority Rev., (Tulsa), 5.00%, 6/1/25	130,000	140,972
Oregon — 0.5%
Multnomah County GO, 5.00%, 6/15/29	20,000	23,495
Oregon State Lottery Rev., 5.00%, 4/1/27	35,000	37,732
		61,227
Pennsylvania — 2.7%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	20,000	22,955
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	70,000	76,814
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	55,000	56,438
Pennsylvania GO, 5.00%, 7/15/27	75,000	84,625
Pennsylvania GO, 5.00%, 7/15/29	35,000	40,670
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	20,000	20,937
Philadelphia Water & Wastewater Rev., 5.00%, 7/1/24, Prerefunded at 100% of Par(1)	15,000	15,948
		318,387
South Carolina — 0.7%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	75,000	80,414
Tennessee — 1.5%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	10,000	11,012
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 7/1/27	25,000	28,410
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 7/1/28	125,000	134,442
		173,864
Texas — 5.5%
Central Texas Turnpike System Rev., 5.00%, 8/15/37	20,000	20,751
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	15,000	17,620
Dallas County Utility & Reclamation District GO, 5.00%, 2/15/28	85,000	95,780
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	50,000	57,298
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	45,000	49,100
Houston GO, 5.00%, 3/1/28	25,000	28,531
Houston GO, 5.00%, 3/1/28	20,000	22,398
Houston GO, 5.00%, 3/1/30	30,000	34,461
North Texas Tollway Authority Rev., 5.00%, 1/1/33	50,000	52,658
San Antonio Electric & Gas Systems Rev., 3.125%, 2/1/28	20,000	20,345
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	45,000	49,164
Texas State University System Rev., 5.00%, 3/15/31	80,000	88,726

Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/29	20,000	22,697
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/36	30,000	31,978
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/37	25,000	26,270
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	15,000	16,940
		634,717
Utah — 0.3%
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	25,000	30,030
Virginia — 3.8%
Richmond Public Utility Rev., 5.00%, 1/15/28	20,000	21,911
Virginia College Building Authority Rev., 5.00%, 2/1/30	185,000	211,538
Virginia College Building Authority Rev., 5.00%, 2/1/30	20,000	22,582
Virginia College Building Authority Rev., 3.00%, 2/1/35	20,000	19,184
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	35,000	39,084
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/27	20,000	22,635
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/29	25,000	28,385
Virginia Public Building Authority Rev., 5.00%, 8/1/27	65,000	74,140
		439,459
Washington — 4.5%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	35,000	38,418
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	25,000	27,442
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	10,000	10,884
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	73,865
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	40,000	46,191
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	10,000	11,307
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	20,000	22,932
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	35,000	39,772
State of Washington GO, 5.00%, 8/1/27	40,000	45,415
State of Washington GO, 5.00%, 7/1/29	10,000	10,900
State of Washington GO, 5.00%, 7/1/32	145,000	157,320
State of Washington GO, 5.00%, 8/1/32	10,000	10,979
State of Washington Rev., 5.00%, 9/1/23	25,000	26,026
		521,451
Wisconsin — 1.7%
State of Wisconsin GO, 5.00%, 5/1/27	10,000	10,673
State of Wisconsin GO, 5.00%, 11/1/29	25,000	27,970
State of Wisconsin Rev., 5.00%, 5/1/27	125,000	140,988
Wisconsin Department of Transportation Rev., 5.00%, 7/1/27	15,000	17,007
		196,638
TOTAL MUNICIPAL SECURITIES (Cost $12,241,207)		11,456,578
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,938	18,938
TOTAL SHORT-TERM INVESTMENTS (Cost $18,938)		18,938
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $12,260,145)		11,475,516
OTHER ASSETS AND LIABILITIES — 1.2%		144,692
TOTAL NET ASSETS — 100.0%		$11,620,208

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	11,456,578	—
Short-Term Investments	18,938	—	—
	18,938	11,456,578	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.